Supplemental information - Components of Cash and Cash Equivalents (Details) - CAD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Supplemental information
Cash on deposit with financial institutions	$ 28,898	$ 26,604
Guaranteed investment certificates	130	205
Cash and cash equivalents	$ 29,028	$ 26,809	$ 46,561